Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Schedule Of Product Warranties Accrual
Claims accrued but not yet paid and the related activity within the reserve for 2011 and 2012 are as follows:

(Dollars in Thousands)
Balance at December 31, 2011	$1,531
Product warranty charges/adjustments	461
Payments and settlements	(507)
Balance at December 31, 2012	$1,485

Balance as of December 31, 2012	$1,485
Product warranty adjustments	(1)
Payments and settlements	(319)
Balance as of March 31, 2013	$1,165